Common and Preferred Stock Reserved for Future Issuances: (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Common And Preferred Stock Reserved For Future Issuances [Abstract]
Schedule of Guarantor Obligations [Table Text Block]
Common stock reserved for future issuances consisted of the following at June 30, 2016:

Common Stock Reserved
Common stock warrants outstanding	134,800,876
Common stock for potential anti-dilution of warrants	66,712,722
Common stock options outstanding	8,832,534
Conversion of Series B Stock	25,804,940
Common stock for potential anti-dilution of Series B Stock	12,902,470
Total	249,053,542

Common stock reserved for future issuances consisted of the following at December 31, 2015:

Common Stock Reserved
Common stock warrants outstanding	134,828,240
Common stock for potential anti-dilution of warrants	67,288,955
Common stock options outstanding	8,582,952
Conversion of Series B Stock	26,234,940
Common stock for potential anti-dilution of Series B Stock	13,117,470
Total	250,052,557